COMMITMENTS AND CONTINGENCY	12 Months Ended
Jun. 30, 2026
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

NOTE 27. COMMITMENTS AND CONTINGENCY

(a)   Contingency

Severance payments

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employment contracts are terminated. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of June 30, 2026, the Company estimated its severance payments of approximately ¥8.25 million ($1.2 million) which has not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.

Legal contingencies

There are no legal contingencies that need to be disclosed.

(b)   Purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of June 30, 2026 are payable as follows:

Twelve months ending June 30,	RMB	US Dollars
2027	¥29,572,996	$4,358,520
2028	300,000	44,215
2029	300,000	44,215
2030	300,000	44,215
2031	150,000	22,107
Total minimum payments required	¥30,622,996	$4,513,272

(c)   Leases Commitment

The Company has entered into several operating leases for office premises with the property owner and service agreements with property service companies, respectively. According to the agreements, the Company is required to pay rent and property management fees for future periods, of which, future rent payments have been included in lease liabilities as disclosed in Note 14, and the future property management fees payable as of June 30, 2026 are disclosed as follows:

Twelve months ending June 30,	RMB	US Dollars
2027	¥411,635	$60,667
2028	434,272	64,004
2029	334,788	49,342
Total	¥1,180,695	$174,013